SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Fund
Large Cap Disciplined Equity Fund
Large Cap Index Fund
S&P 500 Index Fund
Extended Market Index Fund
Small Cap Fund
Small Cap II Fund
Small/Mid Cap Equity Fund
U.S. Managed Volatility Fund
Global Managed Volatility Fund
World Select Equity Fund
World Equity Ex-US Fund
Screened World Equity Ex-US Fund
Emerging Markets Equity Fund
Opportunistic Income Fund
Core Fixed Income Fund
High Yield Bond Fund
Long Duration Fund
Long Duration Credit Fund
Ultra Short Duration Bond Fund
Emerging Markets Debt Fund
Real Return Fund
Limited Duration Bond Fund
Intermediate Duration Credit Fund
Dynamic Asset Allocation Fund
Multi-Asset Real Return Fund
(the "Funds")

Supplement dated April 20, 2018
to the Prospectus (the "Prospectus") dated September 30, 2017, as amended on December 19, 2017 and April 19, 2018

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Class A shares of the Funds.

The text in the section titled "Purchasing, Exchanging and Selling Fund Shares," is hereby deleted in its entirety and is replaced with the following:

This section tells you how to purchase, exchange and sell (sometimes called "redeem") Class A shares of the Funds.

The Funds offer Class A Shares to institutions, including defined benefit plans, defined contribution plans, healthcare defined benefit plans and board-designated funds, insurance operating funds, foundations, endowments, public plans, Taft-Hartley plans and other SIMC advisory clients that have entered into an Investment Management Agreement with SIMC (Eligible Investors). Under each Investment Management Agreement, SIMC will consult with the Eligible Investor to define its investment objectives, desired returns and tolerance for risk and to develop a plan for the allocation of its assets. Each Investment Management Agreement sets forth the fee to be paid to SIMC by the Eligible Investor, which is ordinarily expressed as a percentage of the Eligible Investor's assets managed by SIMC. This fee, which is negotiated by the Eligible Investor and SIMC, may include a performance-based fee or a fixed-dollar fee for certain specified services.

Eligible Investors also include institutional investors, high net worth individuals, employee benefit plans and other similar entities that purchase the Funds through an intermediary, such as a bank or another large institutional wealth advisor, that has an Investment Advisory Agreement with SIMC (or its agent) authorizing their availability on the intermediary's platform.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1133 (4/18)

SEI INSTITUTIONAL INVESTMENTS TRUST

U.S. Equity Factor Allocation Fund
(the "Fund")

Supplement Dated April 20, 2018
to the Prospectus ("Prospectus") dated January 15, 2018

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Class A shares of the Fund.

The text in the section titled "Purchasing, Exchanging and Selling Fund Shares," is hereby deleted in its entirety and is replaced with the following:

This section tells you how to purchase, exchange and sell (sometimes called "redeem") Class A shares of the Fund.

The Fund offers Class A Shares to institutions, including defined benefit plans, defined contribution plans, healthcare defined benefit plans and board-designated funds, insurance operating funds, foundations, endowments, public plans, Taft-Hartley plans and other SIMC advisory clients that have entered into an Investment Management Agreement with SIMC (Eligible Investors). Under each Investment Management Agreement, SIMC will consult with the Eligible Investor to define its investment objectives, desired returns and tolerance for risk and to develop a plan for the allocation of its assets. Each Investment Management Agreement sets forth the fee to be paid to SIMC by the Eligible Investor, which is ordinarily expressed as a percentage of the Eligible Investor's assets managed by SIMC. This fee, which is negotiated by the Eligible Investor and SIMC, may include a performance-based fee or a fixed-dollar fee for certain specified services.

Eligible Investors also include institutional investors, high net worth individuals, employee benefit plans and other similar entities that purchase the Fund through an intermediary, such as a bank or another large institutional wealth advisor, that has an Investment Advisory Agreement with SIMC (or its agent) authorizing their availability on the intermediary's platform.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1134 (4/18)